Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands		USD ($)		CLP ($)	Issued Capital [Member] USD ($)		Treasury Shares [Member] USD ($)		Exchange Differences in Translation [Member] USD ($)		Reserves for Cash Flow Hedges [Member] USD ($)		Reserve for Gains and Losses for Defined Benefit Plans [Member] USD ($)		Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member] USD ($)		Other Miscellaneous Reserves [Member] USD ($)		Amounts Recognized in Other Comprehensive Income and Accumulated in Equity Related to Non-current Assets or Groups of Assets for Disposal Classified as Held for Sale [Member] USD ($)		Other Reserves [Member] USD ($)		Retained Earnings [Member] USD ($)		Equity Attributable to Shareholders of Enel Américas [Member] USD ($)		Non-Controlling Interests [Member] USD ($)		Share Premium [Member] USD ($)
Equity beginning balance (Previously Stated [Member]) at Dec. 31, 2014	[1]	$ 13,645,189			$ 10,680,663				$ (1,077,153)		$ (117,185)				$ 14		$ (4,644,824)				$ (5,839,148)		$ 5,380,118		$ 10,221,633		$ 3,423,556
Comprehensive income:
Profit (loss) | Previously Stated [Member]		1,748,063	[1]	$ 1,144,469,485																			1,010,508	[1]	1,010,508	[1]	737,555	[1]
Profit (loss)	[1]	1,748,056
Other comprehensive income (loss) | Previously Stated [Member]		(3,030,254)	[1]	(760,384,644)					(2,070,832)	[1]	(93,078)	[1]	$ (18,561)	[1]	(255)	[1]	(511)	[1]			(2,183,237)	[1]			(2,183,237)	[1]	(847,017)	[1]
Other comprehensive income (loss)	[1]	(1,161,407)
TOTAL COMPREHENSIVE INCOME | Previously Stated [Member]		(1,282,191)	[1]	384,084,841																					(1,172,729)	[1]	(109,462)	[1]
TOTAL COMPREHENSIVE INCOME	[1]	586,649
Dividends | Previously Stated [Member]	[1]	(828,090)																					(562,527)		(562,527)		(265,563)
Increase (decrease) from other changes | Previously Stated [Member]	[1]	(2,565)							(17,303)		202,614		18,561		(15)		(14,413)		$ (171,638)		17,806		(18,561)		(755)		(1,810)
Total changes in equity | Previously Stated [Member]	[1]	(2,112,846)							(2,088,135)		109,536				(270)		(14,924)		(171,638)		(2,165,431)		429,420		(1,736,011)		(376,835)
Equity ending balance (Previously Stated [Member]) at Dec. 31, 2015	[1]	11,532,343			10,680,663				(3,165,288)		(7,649)				(256)		(4,659,748)		(171,638)		(8,004,579)		5,809,538		8,485,622		3,046,721
Comprehensive income:
Profit (loss) | Previously Stated [Member]		1,014,871	[1]	686,245,462																			566,497	[1]	566,497	[1]	448,374	[1]
Profit (loss)	[1]	1,014,871
Other comprehensive income (loss) | Previously Stated [Member]		672,013	[1]	133,302,988					554,940	[1]	3,223	[1]	(13,224)	[1]	473	[1]	(189)	[1]	(2,693)	[1]	542,530	[1]			542,530	[1]	129,483	[1]
Other comprehensive income (loss)	[1]	197,139
TOTAL COMPREHENSIVE INCOME | Previously Stated [Member]		1,686,884	[1]	819,548,450																					1,109,027	[1]	577,857	[1]
TOTAL COMPREHENSIVE INCOME	[1]	1,212,010
Dividends | Previously Stated [Member]	[1]	(591,697)																					(300,696)		(300,696)		(291,001)
Decrease through other distributions to owners, equity | Previously Stated [Member]	[1]	(4,630,339)			(3,211,186)												1,366,382		174,331		1,540,713		(2,038,196)		(3,708,669)		(921,670)
Increase (decrease) from other changes | Previously Stated [Member]	[1]	22,178			1,553,687								13,224				(799,707)				(786,483)		(13,224)		753,980		(731,802)
Increase (decrease) through treasury share transactions, equity | Previously Stated [Member]	[1]	(139,630)																							(139,630)				$ (139,630)
Total changes in equity | Previously Stated [Member]	[1]	(3,652,604)			(1,657,499)				554,940		3,223				473		566,486		$ 171,638		1,296,760		(1,785,619)		(2,285,988)		(1,366,616)		(139,630)
Equity ending balance (Previously Stated [Member]) at Dec. 31, 2016		7,879,739	[1]	$ 5,275,248,573	9,023,164	[1]	$ (139,630)	[1]	(2,610,348)	[1]	(4,426)	[1]			217	[1]	(4,093,262)	[1]			(6,707,819)	[1]	4,023,919	[1]	6,199,634	[1]	1,680,105	[1]	$ (139,630)	[1]
Equity ending balance (Increase (Decrease) through Changes in Accounting Policies [Member]) at Dec. 31, 2016	[1]				(2,119,480)		(849)		2,221,406		(6,997)				10		728,703				2,943,122		(822,793)
Equity ending balance at Dec. 31, 2016	[1]	7,879,739			6,903,684		(140,479)		(388,942)		(11,423)				227		(3,364,559)				(3,764,697)		3,201,126		6,199,634		1,680,105
Comprehensive income:
Profit (loss)	[1]	1,126,514																					709,043		709,043		417,471
Other comprehensive income (loss)	[1]	(89,930)							(65,053)		7,951		(808)		(402)						(58,312)				(58,312)		(31,618)
TOTAL COMPREHENSIVE INCOME	[1]	1,036,584																							650,731		385,853
Dividends	[1]	(555,802)																					(325,530)		(325,530)		(230,272)
Increase (decrease) from other changes	[1]	(82,014)			(140,480)		140,479						$ 808				(44,363)				(43,555)		(808)		(44,364)		(37,650)
Total changes in equity	[1]	398,768			(140,480)		$ 140,479		(65,053)		7,951				(402)		(44,363)				(101,867)		382,705		280,837		117,931
Equity ending balance at Dec. 31, 2017	[1]	$ 8,278,507			$ 6,763,204				$ (453,995)		$ (3,472)				$ (175)		$ (3,408,922)				$ (3,866,564)		$ 3,583,831		$ 6,480,471		$ 1,798,036

[1]	As Restated